Premises and Equipment (Tables)	12 Months Ended
Sep. 30, 2012
Premises and Equipment [Abstract]
Premises and Equipment

September 30,		2012	2011
		(In thousands)
	Estimated Useful Life
Land	—	$82,426	$78,282
Buildings	25 - 40	114,106	102,403
Leasehold improvements	7 - 15	7,530	6,919
Furniture, fixtures and equipment	2 - 10	33,522	31,036
		237,584	218,640
Less accumulated depreciation and amortization		(58,739)	(52,047)
		$178,845	$166,593